Artisan Focus Fund Fees and Expenses - Artisan Focus Fund	Nov. 13, 2026
Prospectus [Line Items]
Expense Heading [Optional Text]	Fees and Expenses of the Fund
Expense Narrative [Text Block]	This table describes the fees and expenses that you pay if you buy, hold and sell ETF Shares of the Fund. The table and expense example do not reflect any transaction fees or commissions that may be charged by a shareholder’s financial intermediary when buying or selling ETF Shares.
Other Expenses, New Fund, Based on Estimates [Text]	ETF Shares of the Fund are new so “Total Other Expenses” shown are based on anticipated fees and expenses for the first full fiscal year.
Expenses Not Correlated to Ratio Due to Acquired Fund Fees [Text]	“Other Expenses” include “Acquired Fund Fees and Expenses,” which were less than 0.01% of the average net assets of the Fund. “Acquired Fund Fees and Expenses” are indirect expenses the Fund incurred from the Fund’s investment in one or more money market funds (acquired funds). To the extent that the Fund invests in acquired funds, Total Annual Fund Operating Expenses and Total Annual Fund Operating Expenses After Fee Waiver and Expense Reimbursement in the table above may not match the ratios of expenses to average net assets shown in the “Financial Highlights” in the Fund’s prospectus, since the Financial Highlights reflect the operating expenses of the Fund and do not include fees and expenses of acquired funds.
Operating Expenses Caption [Optional Text]	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Expense Example [Heading]	Expense Example
Expense Example Narrative [Text Block]	The example is intended to help you compare the cost of investing in the Fund’s ETF Shares with the cost of investing in other funds. The example assumes that you invest $10,000 in the Fund’s ETF Shares for the time periods indicated and then sell all of your shares at the end of those periods. The example also assumes a 5% return each year and that the Fund’s operating expenses with respect to ETF Shares remain the same. The example does not take into account brokerage commissions and other fees to financial intermediaries that you may pay on your purchases and sales of ETF Shares of the Fund. Although your actual costs may be higher or lower, based on these assumptions (and giving effect to fee waivers and expense reimbursements in the first year), your costs would be:
Portfolio Turnover [Heading]	Portfolio Turnover
Portfolio Turnover [Text Block]	The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 245.77% of the average value of its portfolio.
Portfolio Turnover, Rate	245.77%